Provisions - Changes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions
Provisions	$ 9,104	$ 6,800	$ 6,730		$ 6,800	$ 6,730	$ 7,202
Additions charged (credited) to net income:
Adjustments on initial adoption of IFRS 9						(32)
Provisions, as restated					6,800	6,698	7,202
Interest expense and similar charges	415	359	332
Personnel expenses - Defined Benefit Plan	147	157	146
Personnel expenses - Defined Contribution Plan	410	373	330
Other	257	129	51
Actuarial (gains)/losses recognized in the year in other comprehensive income	1,673	(260)	(666)
Period provisions	581	433	386
Contributions from the employer	118	246	225
Payments to pensioners and pre-retirees with a charge to internal provisions	(348)	(234)	(191)
Other payments		(284)	(746)
Payments to Defined Contribution Plan	(947)	(347)	(330)
Recognition of defined benefit obligations from acquisition of Santander Tecnologia Mexico		95
Transfer, exchange differences and other changes	(2)	(565)	(9)
Balances at end of year	9,104	6,800	6,730
Provision for pensions and other employment defined benefit obligations
Provisions
Provisions	6,406	4,370	3,860		4,370	3,860	3,972
Additions charged (credited) to net income:
Provisions, as restated					4,370	3,860	3,972
Interest expense and similar charges	415	359	332
Personnel expenses - Defined Benefit Plan	147	157	146
Personnel expenses - Defined Contribution Plan	410	373	330
Other	257	129	51
Actuarial (gains)/losses recognized in the year in other comprehensive income	1,673	(260)	(666)
Contributions from the employer	118	246	225
Payments to pensioners and pre-retirees with a charge to internal provisions	(348)	(234)	(191)
Payments to Defined Contribution Plan	(636)	(347)	(330)
Recognition of defined benefit obligations from acquisition of Santander Tecnologia Mexico		95
Transfer, exchange differences and other changes		(8)	(9)
Balances at end of year	6,406	4,370	3,860
Provision for taxes and other legal contingencies
Provisions
Provisions	1,558	1,516	1,072		1,516	1,072	1,306
Additions charged (credited) to net income:
Provisions, as restated					1,516	1,072	1,306
Period provisions	353	576	197
Other payments		(284)	(431)
Payments to Defined Contribution Plan	(311)
Transfer, exchange differences and other changes		152
Balances at end of year	1,558	1,516	1,072
Provisions for off-balance sheet risk
Provisions
Provisions	1,075	852	1,032	$ 852	852	1,032	874
Additions charged (credited) to net income:
Adjustments on initial adoption of IFRS 9						(32)
Provisions, as restated					852	1,000	874
Period provisions	223	(148)	158
Balances at end of year	1,075	852	1,032
Other provisions member
Provisions
Provisions	65	62	766		62	766	1,050
Additions charged (credited) to net income:
Provisions, as restated					$ 62	$ 766	$ 1,050
Period provisions	5	5	31
Other payments			(315)
Transfer, exchange differences and other changes	(2)	(709)
Balances at end of year	65	62	766
Other tax issues, Derivative transactions
Additions charged (credited) to net income:
Other payments	$ 3	$ (1)	$ (5)